Offerings - Offering: 1	Aug. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock $1 par value per share
Amount Registered | shares	407,720
Proposed Maximum Offering Price per Unit	47.16
Maximum Aggregate Offering Price	$ 19,228,075.2
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,655
Offering Note
(1) Represents the number of additional shares of Class A Common Stock, $1 par value per share (“Class A Common”), of NACCO Industries, Inc. (the “Registrant”), available pursuant to the Registrant’s Amended and Restated Executive Long-Term Incentive Compensation Plan (the “Plan”) being registered hereon.
(2) Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers such additional shares of Class A Common as may become available pursuant to any anti-dilution provisions of the Plan.
(3) Estimated solely for calculating the amount of the registration fee, pursuant to paragraphs (c) and (h) of Rule 457 of the General Rules and Regulations under the Securities Act, on the basis of the average of the high and low sale prices of the Registrant’s Class A Common on the New York Stock Exchange on July 30, 2026, a date that is within five business days prior to filing.